Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				3 Months Ended		1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Mar. 31, 2014 Six Point Three Six Percent Bonds Due Two Thousand Fifteen Member	Mar. 31, 2014 Jackups Member ENSCO 69 and Wisconsin [Member]	Dec. 31, 2013 Jackups Member ENSCO 69 and Wisconsin [Member]	Apr. 30, 2014 Subsequent Event [Member] Jackups Member ENSCO 85 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				6.36%
Net proceeds from rig sale		$ 15.5
Gain (Loss) on Disposition of Property Plant Equipment	0.1	0.6
Gain (loss) on disposal of discontinued operations, net	19.4	(1.1)			19.4
Carrying Value	4,751.2		4,766.4	25.3
Debt, Current				12.7
Net Cash Provided by (Used in) Discontinued Operations	$ (24.1)	$ 55.4				$ 32.2	$ 64.4